Goodwill (Tables)	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill

For the year ended June 30, 2020
Balance as of July 1, 2019	$447,790
Goodwill arising from acquisition of Ridik Pte.(Note 3)	1,689,899
Goodwill arising from acquisition of Ridik Consulting (Note 3)	9,359
Foreign currency translation adjustment	(28,348)
Balance as of June 30, 2020	$2,118,700